Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 4,020	$ 3,568
Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,708	1,441
Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,348	1,320
Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	964	807
Not past due [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	2,815	2,437
Not past due [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,139	956
Not past due [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,050	958
Not past due [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	626	523
Less Than 60 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	919	904
Less Than 60 Days [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	469	396
Less Than 60 Days [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	223	310
Less Than 60 Days [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	227	198
60 Days or Greater but Less than 120 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	192	156
60 Days or Greater but Less than 120 Days [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	74	65
60 Days or Greater but Less than 120 Days [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	44	32
60 Days or Greater but Less than 120 Days [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	74	59
120 Days or Greater [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	94	71
120 Days or Greater [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	26	24
120 Days or Greater [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	31	20
120 Days or Greater [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 37	$ 27